Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 17,914	$ 16,708	$ 17,076
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,611	11,608	9,885
Stock-based compensation	78	152	234
Amortization of marketable securities premium and accretion of discount	218	257	249
Loss (gains) reclassified into earnings from marketable securities	(94)	16
Increase in trade receivables, net	(15,752)	(2,571)	(8,756)
Increase in other long term and short term accounts receivable and prepaid expenses	(1,773)	(56)	(1,669)
Increase in trade payables	3,604	1,426	1,866
Change in value of loans	3,200
Increase (decrease) in accrued expenses and other accounts payable	4,435	1,553	(196)
Increase (decrease) in deferred revenues	1,175	(180)	684
Change in deferred taxes, net	(1,108)	(958)	245
Net cash provided by operating activities	25,508	27,955	19,618
Cash flows from investing activities:
Capitalized software development costs	(3,771)	(4,224)	(3,847)
Purchase of property and equipment	(1,400)	(799)	(1,109)
Cash paid in conjunction with acquisitions, net of acquired cash	(6,890)	(31,436)	(9,182)
Proceeds from maturity and sale of marketable securities	4,225	2,643
Proceeds from short-term bank deposits		8,467	2,654
Investment in marketable securities and short-term bank deposits	(5,766)	(9,401)	(5,153)
Short term loan to a related-party	1,183	(1,183)
Change in loans to employees and other deposits, net		(49)	5
Net cash used in investing activities	(12,419)	(35,982)	(16,632)
Cash flows from financing activities:
Proceeds from exercise of options by employees	586	41	419
Dividend paid	(9,359)	(7,761)	(7,788)
Dividend paid to non-controlling interests	(571)	(456)	(392)
Dividend paid to redeemable non-controlling interests	(5,312)	(1,574)
Short-term credit, net		936	(2,840)
Purchase of non-controlling interest		(352)	(1,300)
Long term loan received	8,535	31,356
Repayment of long-term loans	(8,190)		(34)
Net cash provided by (used in) financing activities	(14,312)	22,190	(11,935)
Effect of exchange rate changes on cash and cash equivalents	1,985	(1,037)	(1,378)
Increase (decrease) in cash and cash equivalents	762	13,126	(10,327)
Cash and cash equivalents at the beginning of the year	75,314	62,188	72,515
Cash and cash equivalents at end of the year	76,076	75,314	62,188
Non-cash activities:
Deferred acquisition payment	652	2,035	355
Contingent acquisition consideration		4,771	1,048
Dividend declared and not yet paid	195
Dividend in Redeemable Non-controlling interest	692	1,579	2,294
Dividend in Non-controlling interest			355
Cash paid during the year for:
Income taxes	5,373	4,510	2,386
Interest	$ 572	$ 358	$ 113